UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21865

Nakoma Mutual Funds
(Exact name of registrant as specified in charter)

8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Address of principal executive offices)(zip code)

Daniel Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, WI 53717
 (Name and address of agent for service)

Registrant's telephone number, including area code: (608) 831-8814

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Item 1.  Schedule of Investments

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT -
February 28, 2010 (Unaudited)

COMMON STOCKS – 44.0% Description	Shares	Value
Consumer Discretionary – 10.6%
Media – 1.6%
News Corp., Class B	205,900	$3,242,925

Multiline Retail – 2.2%
Kohl's Corp. (1)	84,800	4,563,936

Specialty Retail – 6.8%
Chico's FAS, Inc. (1)	234,600	3,178,830
Childrens Place Retail Stores, Inc. (1)	63,000	2,407,230
O'Reilly Automotive, Inc. (1)	100,800	3,961,440
RadioShack Corp.	217,200	4,248,432
		13,795,932
		21,602,793

Consumer Staples – 4.3%
Food & Staples Retailing – 4.3%
CVS Caremark Corp.	114,520	3,865,050
Wal-Mart Stores, Inc.	91,400	4,941,998
		8,807,048

Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
EXCO Resources, Inc.	126,269	2,387,746
Range Resources Corp.	49,900	2,525,439
		4,913,185

Financials – 2.8%
Consumer Finance – 1.9%
Capital One Financial Corp.	102,000	3,850,500

Insurance – 0.9%
Travelers Cos., Inc.	34,700	1,824,873
		5,675,373

Health Care – 6.5%
Biotechnology – 1.8%
Gilead Sciences, Inc. (1)	76,800	3,656,448

Health Care Providers & Services – 2.8%
LHC Group, Inc. (1)	63,600	1,914,360
Magellan Health Services, Inc. (1)	90,100	3,776,992
		5,691,352
Life Sciences Tools & Services – 1.9%
Thermo Fisher Scientific, Inc. (1)	82,340	4,015,722
		13,363,522

Industrials – 0.7%
Machinery – 0.7%
Bucyrus International, Inc.	24,100	1,507,696

Information Technology – 11.2%
Communications Equipment – 3.9%
F5 Networks, Inc. (1)	75,000	4,185,000
Harris Corp.	82,900	3,748,738
		7,933,738
Computers & Peripherals – 1.3%
QLogic Corp. (1)	149,600	2,722,720

Electronic Equipment & Instruments – 1.7%
Corning, Inc.	203,100	3,580,653

Semiconductors & Semiconductor Equipment – 2.0%
Veeco Instruments, Inc. (1)	121,800	4,153,380

Software – 2.3%
Microsoft Corp.	161,400	4,625,724
		23,016,215

Materials – 2.7%
Chemicals – 1.2%
Albemarle Corp.	62,500	2,343,125

Metals & Mining – 1.5%
Newmont Mining Corp.	63,500	3,129,280
		5,472,405

Telecommunication Services – 1.6%
Diversified Telecommunication Services – 1.6%
Qwest Communications International, Inc.	706,000	3,219,360

Utilities – 1.2%
Gas Utilities – 1.2%
EQT Corp.	56,000	2,450,560

TOTAL COMMON STOCKS (Cost $79,720,408)		90,028,157

SHORT-TERM INVESTMENTS – 61.8%
UMB Bank Money Market Fiduciary, 0.030% (2)(3)	126,280,005	126,280,005

Total Short-Term Investments (Cost $126,280,005)		126,280,005

Total Investments – 105.8% (Cost $206,000,413)		216,308,162

Segregated Cash with Brokers – 35.4%		72,397,720
Securities Sold Short – (34.9)%		(71,296,832)
Liabilities in excess of Other Assets – (6.3)%		(12,886,009)
Total Net Assets – 100.0%		$204,523,041

(1) Non-income producing security.

(2) Variable rate security; the coupon rate represents the rate at February 28, 2010.

(3) As of February 28, 2010, cash value of $49,618,497 was held in a segregated account as collateral for securities sold short.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT –
continued

COMMON STOCKS SOLD SHORT– 32.8% Description	Shares	Value
Consumer Discretionary – 12.8%
Hotels, Restaurants & Leisure – 3.7%
Darden Restaurants, Inc.	23,028	$933,786
PF Chang's China Bistro, Inc. (1)	43,500	1,846,140
Starwood Hotels & Resorts Worldwide, Inc.	123,400	4,775,580
		7,555,506

Household Durables – 3.8%
Ethan Allen Interiors, Inc.	234,530	3,743,099
Mohawk Industries, Inc. (1)	75,780	3,908,732
		7,651,831

Media – 1.6%
Time Warner, Inc.	111,500	3,237,960

Specialty Retail – 1.8%
Advance Auto Parts, Inc.	90,700	3,700,560

Textiles, Apparel & Luxury Goods – 1.9%
Polo Ralph Lauren Corp.	28,400	2,270,012
Timberland Co., Class A (1)	89,800	1,660,402
		3,930,414
		26,076,271

Energy – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
EnCana Corp.	127,000	4,163,060

Financials – 1.6%
Commercial Banks – 1.6%
SunTrust Banks, Inc.	137,100	3,264,351

Health Care – 5.4%
Health Care Equipment & Supplies – 1.8%
Wright Medical Group, Inc. (1)	218,200	3,676,670

Health Care Providers & Services – 1.1%
Aetna, Inc.	78,200	2,345,218

Health Care Technology – 2.5%
athenahealth, Inc. (1)	75,000	2,763,000
Computer Programs & Systems, Inc.	63,500	2,282,190
		5,045,190
		11,067,078

Industrials – 3.2%
Machinery – 3.2%
Caterpillar, Inc.	61,900	3,531,395
PACCAR, Inc.	86,700	3,064,845
		6,596,240

Information Technology – 6.7%
Electronic Equipment & Instruments – 3.6%
AU Optronics Corp. - ADR	301,930	3,131,014
Trimble Navigation, Ltd. (1)	155,600	4,180,972
		7,311,986
Internet Software & Services – 0.8%
OpenTable, Inc. (1)	49,005	1,670,090

Semiconductors & Semiconductor Equipment – 1.2%
Cree, Inc. (1)	36,400	2,469,012

Software – 1.1%
Autodesk, Inc. (1)	79,800	2,224,824
		13,675,912

Materials – 1.1%
Metals & Mining – 1.1%
Aluminum Corp. of China, Ltd. - ADR (1)	89,000	2,144,900

Total Common Stocks Sold Short (Proceeds $58,251,965)		66,987,812

EXCHANGE-TRADED FUNDS SOLD SHORT – 2.1%
United States Oil Fund LP (1)	111,000	4,309,020

Total Exchange-Traded Funds Sold Short (Proceeds $4,243,725)		4,309,020

TOTAL SECURITIES SOLD SHORT (Proceeds $62,495,690)		$71,296,832

(1) Non-income producing security.

ADR - American Depository Receipt

LP - Limited Partnership

Percentages indicated are based on net assets.

The accompanying notes are an integral part of the schedule of investments.

NAKOMA ABSOLUTE RETURN FUND
NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT-
February 28, 2010 (Unaudited)

Federal Income Taxes

At February 28, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for Federal income tax purposes were as follows:

Cost of investments	$206,000,413
Proceeds from securities sold short	(62,041,185)
Unrealized appreciation	$13,660,051
Unrealized depreciation	(12,607,949)
Net unrealized appreciation (depreciation) on investments and securities sold short	$1,052,102

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2010:

Nakoma Absolute Return Fund

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks*	$90,028,157	$-	$-	$90,028,157
Short-Term Investments	126,280,005	-	-	126,280,005
Total Investments	$216,308,162	$-	$-	$216,308,162

Common Stocks Sold Short*	66,987,812	-	-	66,987,812
Exchange-Traded Funds Sold Short	4,309,020	-	-	4,309,020
Total Securities Sold Short	$71,296,832	$-	$-	$71,296,832

*All sub-categories within Common Stocks and Common Stocks Sold Short represent Level 1 evaluation status.

The Fund did not hold any Level 2 or Level 3 securities during the quarter ended February 28, 2010.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to him by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended February 28, 2010 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nakoma Mutual Funds

/s/ Daniel Pickett
By: Daniel Pickett
President
April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Daniel Pickett
By: Daniel Pickett
President
(Principal Executive and Principal Financial Officer)
April 22, 2010